Share-based payment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based payment
34	Share-based payment

On December 31, 2017 the Company and its subsidiaries have share-based payment plans (i) Stock Option Plan which provides an option to executives to buy the shares of the Company and its subsidiaries; (ii) Stock Based Compensation Plan which provides to executives a grant of shares of the Company and its subsidiaries.

The plans have been administered by the Board of Directors of each Company and its subsidiaries, at its option, by a Committee, within the limits established in the guidelines for the elaboration and structuring of each plan and in the applicable legislation.

34.1	Stock option plan

a)	Cosan S.A. (equity-settled)

The stock option plan includes shares issued by the Cosan’s subsidiary up to the limit of 5% of the total shares. The objectives of the plan are: (i) to attract, retain and motivate the beneficiaries; (ii) generate shareholder value; and (iii) encourage entrepreneurship of the business.

The number of options granted in the stock option plan is determined by the Board of Directors or specific Committee, with the option exercise price equivalent to the average closing price of the share in the last thirty three B3 trading sessions prior to the date of grant (“Grant date”). The exercise price is updated monthly by the variation of the Extended Consumer Price Index (“IPCA”) between the grant date and the month prior to the notification of exercise of the option by the beneficiary.

The vesting period and the position of the outstanding options are as follows:

Share option programs	Expected life (years)	Interest rate—%	Expected volatility—%	Number of instruments on December 31, 2017			Market price on grant date	Exercise price at December 31, 2017	Fair value at grant date—R$(i)
				Granted	Exercisable or Cancelled options	Outstanding
August 18, 2011 (A)	1 to 7	12.39	31.44	4,825,000	(4,417,000)	408,000	22.80	26.05	6.80
August 18, 2011 (B)	1 to 12	12.39	30.32	5,000,000	(2,000,000)	3,000,000	22.80	26.05	8.15
December 12, 2012 (C)	1 to 7	8.78	31.44	700,000	(420,000)	280,000	38.89	47.32	10.10
April 24, 2013	5 to 7	13.35	27.33	970,000	(110,000)	860,000	45.22	54.00	17.95
April 25, 2014	5 to 7	12.43	29.85	960,000	(70,000)	890,000	39.02	43.74	15.67
August 31, 2015	5 to 7	14.18	33.09	759,000	(85,000)	674,000	19.96	18.90	7.67

				13,214,000	(7,102,000)	6,112,000

(i)	The fair value measurement was performed on the Black-Scholes pricing model.

(b)	Measurement of the fair value

The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows:

i.	Expected exercise—the expected timeframe for the exercise of the options was determined by considering the premise that executives exercise their options after the grace period.

ii.	Expected volatility – The Company opted to use the historic volatility of their shares adjusted by volatility of competitors’ shares that operate in similar lines of business.

iii.	Expected dividends – The dividends expected were calculated on the basis of the current market value on the grant’s date, adjusted by the average rate of return of capital to shareholders during the forecast period, and compared with to the book value shares.

iv.	Risk free interest rate – the company considered the prime rate as the risk free interest rate traded at B3 on the grant date and for the equivalent term of the option maturity.

(c)	Reconciliation of outstanding stock option

The number and weighted-average exercise prices of share options under the share option programs were as follows:

	Number of options	Weighted-average exercise price—R$
At December 31, 2016	7,978,000	32.28
Cancellation or settlements	(461,000)	—
Share options exercised	(1,405,000)	25.91

At December 31, 2017	6,112,000	32.70

The options existing as of December 31, 2017 have an exercise price between R$ 18.90 and R$ 48.31 (R$ 19.31 to R$ 47.82 as of December 31, 2016) and the remaining weighted average contractual term for the remaining stock options as of December 31, 2017 was 2.6 (3.4 years as of December 31, 2016). The weighted average prices at the exercise date for stock options exercised in the year ended December 31, 2017 was R$ 29.84 (R$ 29.05 as of December 31, 2016).

(d)	Expenses recorded in income statement

For the year ended December 31, 2017, R$ 5,972 (R$ 8,369 on December 31, 2016 and R$ 11,289 on December 31, 2015) has been recognized as an expense related to the stock option plan.

34.2.	Stock-Grant Plan

The stock grants are plans under which shares may be issued by the company and its subsidiaries to the executives for the services provided with no cash consideration.

Shares issued by the company and its subsidiaries to the executives are acquired on-market prior to the issue. Shares held by the company and its subsidiaries and not yet issued to executives at the end of the reporting period are shown as treasury shares in the financial statements.

Under the plan, eligible executives may be granted ordinary shares or cash, at the choice of the Company, for no cash consideration. The number of shares issued to participants in the plan is the offer amount divided by the weighted average price at which the company’s shares are traded on the B3 during the last 30 days up to and including the date of grant. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares by the trust and as part of employee benefit costs in the period the shares are granted.

34.2.1.	Cosan Limited

34.2.1.1.	Cash-settled

(a)	Description

In September 2017, the board of directors decided to reward executives for their contribution to the performance of the Company by granting them 255,000 share appreciation rights. The rights entitle the executives to a cash payment after five years of service. The amount payable will be determined based on the increase share price between the grant date and the vesting date.

(b)	Measurement of the fair value

The “Black and Scholes” methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

(c)	Reconciliation of outstanding shares

Stock grant program	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date – U.S.$	Fair value at grant date –U.S.$
		Granted	Vested or Cancelled	Outstanding
September 29, 2017	5	255,000	—	255,000	8.10	8.10

(d)	Expenses recorded in income statement

On December 31, 2017 it was recorded an amount of R$ 464 (zero in 2016) on the general and administrative expenses.

34.2.1.2.	Equity-settled

(a)	Description

In August 2016, the Company established a Long-term Retention Plan (“Plan” or “Partnership Plan”), targeting remuneration and retention of certain executives with a high level of strategic importance for the Company. Each executive signed a governance and long-term retention agreement and will be eligible to receive 1% of Cosan’s capital stock (or cash equivalent) throughout next 10 years.

In August 2017, the Board of Directors reviewed the existing to become a discretionary Plan based on the following characteristics, which are: (i) the Board of Directors will decide the number of shares to be granted for each executive of Cosan, up to 1% of the share capital (or cash equivalent); (ii) the Board of Directors may decide whether or not to deliver shares or cash in certain years, which may or may not be compensated in subsequent years.

The Plan foresees 13,534,365 shares which will be granted in full and free of charge over a 10 years term, as from the approval of the grant, conditioned to the exercise of the functions of the beneficiary in the Company, under the terms of each Share Granting Program. The shares to be granted depends on the approval of the Board of Directors as described in the paragraph above.

(b)	Measurement of the fair value

The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows:

i.	Expected exercise - the expected timeframe for the exercise of the grant was determined by considering the premise that executives exercise their grant after the grace period.

ii.	Expected volatility – The Company opted to use the historic volatility of their shares adjusted by volatility of competitors’ shares that operate in similar lines of business.

iii.	Risk free interest rate – the company considered the prime rate as the risk free interest rate traded at B3 on the grant date and for the equivalent term of the share maturity.

(c)	Reconciliation of outstanding shares

Stock grant program	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date – U.S.$	Fair value at grant date – U.S.$
		Granted	Vested	Outstanding
August 18, 2016	10	577,101	(577,101)	—	7.32	7.32

(d)	Expenses recorded in income statement

On December 31, 2017 it was recorded an amount of R$ 48,933 (zero in 2016) on the general and administrative expenses being R$ 30,747 due to the expenses related to the year of 2017 and R$ 18,186 due to the modifications occurred in August, 2017.

34.2.2.	Cosan S.A.

34.2.2.1.	Equity-settled

(a)	Description

The share-based compensation plan provides for the distribution of up to 3% of the Company’s capital stock, considering the dilution effect of the distribution of shares granted under the plan. The objectives of the plan are: (i) to attract, retain and motivate the beneficiaries; (ii) generate shareholder value; and (iii) encourage entrepreneurship of the business.

The shares granted in the Stock-Based Compensation Plan will be transferred free of charge once the vesting period stipulated under the terms of each Stock Granting Program has been completed. The value of the shares distributed shall be determined by the Board of Directors or the Committee, if established, and shall be equivalent to the closing value of the issuer’s share in the trading floor – at B3 – immediately prior to the grant.

On April 27, 2017 and July 31, 2017, two new share-based payment plans were approved in the meeting of the subsidiary Cosan S.A., with 274,000 and 298,107 shares, respectively, which became effective as of the grant.

The eligible executives may be granted ordinary shares or cash, at the choice of the Company, for no cash consideration, after five years.

(b)	Measurement of the fair value

The Black and Scholes methodology was used to calculate the fair value of the shares granted under the terms of the Stock-Based Compensation Plan. Given the characteristics of the Plan, the fair value is equivalent to the value of the share on the grant date (R$ 32.11 and R$ 36.06).

(c)	Reconciliation of outstanding shares

The vesting period and the position of the outstanding shares are as follows:

Stock grant program	Expected life (years)	Interest rate—%	Expected volatility—%	Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date—R$
				Granted	Vested or cancellation option	Outstanding
April 27, 2017	5	15.00	32.75	274,000	(30,000)	244,000	32.11	32.11
July 31, 2017	5	15.00	33.70	298,107	(28,100)	270,007	36.06	36.06

				572,107	(58,100)	514,007

The number of shares under the stock grant plans were as follows:

Number of shares
At December 31, 2016	—
Granted	572,107
Vested	(8,206)
Cancelled	(49,894)

At December 31, 2017	514,007

(d)	Expenses recorded in income statement

On December 31, 2017 it was recorded an amount of R$ 3,855 on the general and administrative expense.

34.2.3.	Comgás

34.2.3.1.	Equity-settled

(a)	Description

On April 20, 2017 and December 8, 2017, two new share-based compensation models were approved in the Shareholders’ Meeting of the Comgás subsidiary, which became effective as of the grant.

Comgás granted 61,300 and 97,780 shares of the Share-based Remuneration Plan, which will be fully transferred after 5 years, from the approval of the grant, conditioned to the exercise of the functions of the beneficiary in the Company , under the terms of each Share granting Program.

(b)	Measurement of the fair value

The Black and Scholes methodology was used to calculate the fair value of the shares granted under the terms of the Stock-Based Compensation Plan. Given the characteristics of the Plan, the value of the share on the grant date (R $ 37.29 and R $ 36.37).

(c)	Reconciliation of outstanding shares

The vesting period and the position of the outstanding shares are as follows:

	Expected life (years)			Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date – R$(i)
		Interest rate—%	Expected volatility—%	Granted	Vested	Outstanding
Stock grant program
April 20, 2017	5	12.16	27.20	61,300	—	61,300	47.80	37.29
December 08, 2017	5	10.09	30.00	97,780	—	97,780	54.25	36.37

				159,080	—	159,080

(d)	Expenses recorded in income statement

For the year ended December 31, 2017, R$ 856 has been recognized as an expense related to this stock grant plan.

34.2.4.	Cosan Logística

34.2.4.1.	Equity-settled

(a)	Description

On December 21, 2016, a new Stock-Based Compensation (“Stock Grant”) model was approved in the Shareholders’ Meeting, which began to be applied in the grants from then on. This model provides for the distribution of up to 3% of the Rumo’s capital stock, already considering the dilution effect of the distribution of the shares granted under the plan. The objectives of the plan are: (i) to attract, retain and motivate the beneficiaries; (ii) generate shareholder value; and (iii) encourage entrepreneurship of the business.

The number of shares to be distributed shall be determined by the Board of Directors or the Committee, if established, and shall be equivalent to the closing value of the issuer’s share in the trading floor—at B3—immediately prior to the grant. The shares granted in the Share-Based Compensation Plan will be transferred free of charge once the vesting period stipulated under the terms of each Stock Granting Program has been met.

(b)	Measurement of the fair value

The Black and Scholes methodology was used to calculate the fair value of the shares granted under the terms of the Stock-Based Compensation Plan. Given the characteristics of the Plan, the fair value is equivalent to the value of the share on the grant date.

(c)	Reconciliation of outstanding shares

The table below shows the data of the grants made by the Company:

	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date –R$
		Granted	Vested or cancellation	Outstanding
Stock grant program
2015 Plan (i)	5	1,522,220	(161,620)	1,360,600	6.10	6.10
2016 Plan	5	1,513,180	(152,880)	1,360,300	6.10	6.10
2017 Plan	5	870,900	(4,050)	866,850	10.42	10.42

		3,906,300	(318,550)	3,587,750

(i)	Shares originally granted under the Stock Plan granted in 2015 (4,485,238 shares at the exercise price of R$ 6.30, to be adjusted by the IPCA until the date of the exercise, single acquisition period 5 years, which may be exercised between October 1, 2020 and 2022, at an estimated fair value of R$ 2.83 using the “Black and Scholes” model) were replaced by 1,522,220 shares of the Share-Based Remuneration Program ( additional to the 2016 program), granted on January 2, 2017, which will be delivered by the end of the original program deadline (September 2020).

The number of shares and restricted shares of the Company’s programs are as follows:

Number of shares
At December 31, 2016	1,522,220
Granted	2,384,080
Cancellation or settlements	(318,550)

At December 31, 2017	3,587,750

(d)	Expenses recorded in income statement

On December 31, 2017 it was recorded an amount of R$ 5,859 (R$ 3,889 for the year ended December 31, 2016) on the general and administrative expense.